Shareholder Report, Holdings (Details)	Sep. 30, 2024
EuroPacific Growth Fund® - Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
EuroPacific Growth Fund® - Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
EuroPacific Growth Fund® - Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
EuroPacific Growth Fund® - Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
EuroPacific Growth Fund® - Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
EuroPacific Growth Fund® - Class R-6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
EuroPacific Growth Fund® - Class R-6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
EuroPacific Growth Fund® - Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
EuroPacific Growth Fund® - Class R-6 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
EuroPacific Growth Fund® - Class R-6 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
EuroPacific Growth Fund® - Class R-5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
EuroPacific Growth Fund® - Class R-5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
EuroPacific Growth Fund® - Class R-5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
EuroPacific Growth Fund® - Class R-5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
EuroPacific Growth Fund® - Class R-5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
EuroPacific Growth Fund® - Class R-5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
EuroPacific Growth Fund® - Class R-5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
EuroPacific Growth Fund® - Class R-5 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
EuroPacific Growth Fund® - Class R-5 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
EuroPacific Growth Fund® - Class R-5 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
EuroPacific Growth Fund® - Class R-5E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
EuroPacific Growth Fund® - Class R-5E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
EuroPacific Growth Fund® - Class R-5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
EuroPacific Growth Fund® - Class R-5E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
EuroPacific Growth Fund® - Class R-5E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
EuroPacific Growth Fund® - Class R-5E | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
EuroPacific Growth Fund® - Class R-5E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
EuroPacific Growth Fund® - Class R-5E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
EuroPacific Growth Fund® - Class R-5E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
EuroPacific Growth Fund® - Class R-5E | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
EuroPacific Growth Fund® - Class R-4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
EuroPacific Growth Fund® - Class R-4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
EuroPacific Growth Fund® - Class R-4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
EuroPacific Growth Fund® - Class R-4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
EuroPacific Growth Fund® - Class R-4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
EuroPacific Growth Fund® - Class R-4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
EuroPacific Growth Fund® - Class R-4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
EuroPacific Growth Fund® - Class R-4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
EuroPacific Growth Fund® - Class R-4 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
EuroPacific Growth Fund® - Class R-4 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
EuroPacific Growth Fund® - Class R-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
EuroPacific Growth Fund® - Class R-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
EuroPacific Growth Fund® - Class R-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
EuroPacific Growth Fund® - Class R-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
EuroPacific Growth Fund® - Class R-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
EuroPacific Growth Fund® - Class R-3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
EuroPacific Growth Fund® - Class R-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
EuroPacific Growth Fund® - Class R-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
EuroPacific Growth Fund® - Class R-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
EuroPacific Growth Fund® - Class R-3 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
EuroPacific Growth Fund® - Class R-2E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
EuroPacific Growth Fund® - Class R-2E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
EuroPacific Growth Fund® - Class R-2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
EuroPacific Growth Fund® - Class R-2E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
EuroPacific Growth Fund® - Class R-2E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
EuroPacific Growth Fund® - Class R-2E | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
EuroPacific Growth Fund® - Class R-2E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
EuroPacific Growth Fund® - Class R-2E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
EuroPacific Growth Fund® - Class R-2E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
EuroPacific Growth Fund® - Class R-2E | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
EuroPacific Growth Fund® - Class R-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
EuroPacific Growth Fund® - Class R-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
EuroPacific Growth Fund® - Class R-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
EuroPacific Growth Fund® - Class R-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
EuroPacific Growth Fund® - Class R-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
EuroPacific Growth Fund® - Class R-2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
EuroPacific Growth Fund® - Class R-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
EuroPacific Growth Fund® - Class R-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
EuroPacific Growth Fund® - Class R-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
EuroPacific Growth Fund® - Class R-2 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
EuroPacific Growth Fund® Class R-1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
EuroPacific Growth Fund® Class R-1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
EuroPacific Growth Fund® Class R-1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
EuroPacific Growth Fund® Class R-1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
EuroPacific Growth Fund® Class R-1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
EuroPacific Growth Fund® Class R-1 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
EuroPacific Growth Fund® Class R-1 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
EuroPacific Growth Fund® Class R-1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
EuroPacific Growth Fund® Class R-1 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
EuroPacific Growth Fund® Class R-1 [Member] | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
EuroPacific Growth Fund® Class 529-F-3 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
EuroPacific Growth Fund® Class 529-F-3 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
EuroPacific Growth Fund® Class 529-F-3 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
EuroPacific Growth Fund® Class 529-F-3 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
EuroPacific Growth Fund® Class 529-F-3 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
EuroPacific Growth Fund® Class 529-F-3 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
EuroPacific Growth Fund® Class 529-F-3 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
EuroPacific Growth Fund® Class 529-F-3 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
EuroPacific Growth Fund® Class 529-F-3 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
EuroPacific Growth Fund® Class 529-F-3 [Member] | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
EuroPacific Growth Fund® Class 529-F-2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
EuroPacific Growth Fund® Class 529-F-2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
EuroPacific Growth Fund® Class 529-F-2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
EuroPacific Growth Fund® Class 529-F-2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
EuroPacific Growth Fund® Class 529-F-2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
EuroPacific Growth Fund® Class 529-F-2 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
EuroPacific Growth Fund® Class 529-F-2 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
EuroPacific Growth Fund® Class 529-F-2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
EuroPacific Growth Fund® Class 529-F-2 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
EuroPacific Growth Fund® Class 529-F-2 [Member] | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
EuroPacific Growth Fund® Class 529-F-1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
EuroPacific Growth Fund® Class 529-F-1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
EuroPacific Growth Fund® Class 529-F-1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
EuroPacific Growth Fund® Class 529-F-1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
EuroPacific Growth Fund® Class 529-F-1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
EuroPacific Growth Fund® Class 529-F-1 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
EuroPacific Growth Fund® Class 529-F-1 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
EuroPacific Growth Fund® Class 529-F-1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
EuroPacific Growth Fund® Class 529-F-1 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
EuroPacific Growth Fund® Class 529-F-1 [Member] | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
EuroPacific Growth Fund® Class 529-T [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
EuroPacific Growth Fund® Class 529-T [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
EuroPacific Growth Fund® Class 529-T [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
EuroPacific Growth Fund® Class 529-T [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
EuroPacific Growth Fund® Class 529-T [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
EuroPacific Growth Fund® Class 529-T [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
EuroPacific Growth Fund® Class 529-T [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
EuroPacific Growth Fund® Class 529-T [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
EuroPacific Growth Fund® Class 529-T [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
EuroPacific Growth Fund® Class 529-T [Member] | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
EuroPacific Growth Fund® - Class 529-E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
EuroPacific Growth Fund® - Class 529-E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
EuroPacific Growth Fund® - Class 529-E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
EuroPacific Growth Fund® - Class 529-E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
EuroPacific Growth Fund® - Class 529-E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
EuroPacific Growth Fund® - Class 529-E | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
EuroPacific Growth Fund® - Class 529-E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
EuroPacific Growth Fund® - Class 529-E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
EuroPacific Growth Fund® - Class 529-E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
EuroPacific Growth Fund® - Class 529-E | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
EuroPacific Growth Fund® - Class 529-C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
EuroPacific Growth Fund® - Class 529-C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
EuroPacific Growth Fund® - Class 529-C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
EuroPacific Growth Fund® - Class 529-C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
EuroPacific Growth Fund® - Class 529-C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
EuroPacific Growth Fund® - Class 529-C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
EuroPacific Growth Fund® - Class 529-C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
EuroPacific Growth Fund® - Class 529-C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
EuroPacific Growth Fund® - Class 529-C | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
EuroPacific Growth Fund® - Class 529-C | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
EuroPacific Growth Fund® - Class 529-A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
EuroPacific Growth Fund® - Class 529-A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
EuroPacific Growth Fund® - Class 529-A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
EuroPacific Growth Fund® - Class 529-A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
EuroPacific Growth Fund® - Class 529-A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
EuroPacific Growth Fund® - Class 529-A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
EuroPacific Growth Fund® - Class 529-A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
EuroPacific Growth Fund® - Class 529-A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
EuroPacific Growth Fund® - Class 529-A | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
EuroPacific Growth Fund® - Class 529-A | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
EuroPacific Growth Fund® - Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
EuroPacific Growth Fund® - Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
EuroPacific Growth Fund® - Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
EuroPacific Growth Fund® - Class F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
EuroPacific Growth Fund® - Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
EuroPacific Growth Fund® - Class F-3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
EuroPacific Growth Fund® - Class F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
EuroPacific Growth Fund® - Class F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
EuroPacific Growth Fund® - Class F-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
EuroPacific Growth Fund® - Class F-3 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
EuroPacific Growth Fund® - Class F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
EuroPacific Growth Fund® - Class F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
EuroPacific Growth Fund® - Class F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
EuroPacific Growth Fund® - Class F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
EuroPacific Growth Fund® - Class F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
EuroPacific Growth Fund® - Class F-2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
EuroPacific Growth Fund® - Class F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
EuroPacific Growth Fund® - Class F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
EuroPacific Growth Fund® - Class F-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
EuroPacific Growth Fund® - Class F-2 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
EuroPacific Growth Fund® - Class F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
EuroPacific Growth Fund® - Class F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
EuroPacific Growth Fund® - Class F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
EuroPacific Growth Fund® - Class F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
EuroPacific Growth Fund® - Class F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
EuroPacific Growth Fund® - Class F-1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
EuroPacific Growth Fund® - Class F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
EuroPacific Growth Fund® - Class F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
EuroPacific Growth Fund® - Class F-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
EuroPacific Growth Fund® - Class F-1 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
EuroPacific Growth Fund® - Class T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
EuroPacific Growth Fund® - Class T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
EuroPacific Growth Fund® - Class T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
EuroPacific Growth Fund® - Class T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
EuroPacific Growth Fund® - Class T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
EuroPacific Growth Fund® - Class T | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
EuroPacific Growth Fund® - Class T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
EuroPacific Growth Fund® - Class T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
EuroPacific Growth Fund® - Class T | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
EuroPacific Growth Fund® - Class T | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
EuroPacific Growth Fund® - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
EuroPacific Growth Fund® - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
EuroPacific Growth Fund® - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
EuroPacific Growth Fund® - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
EuroPacific Growth Fund® - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
EuroPacific Growth Fund® - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
EuroPacific Growth Fund® - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
EuroPacific Growth Fund® - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
EuroPacific Growth Fund® - Class C | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
EuroPacific Growth Fund® - Class C | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
EuroPacific Growth Fund® - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.04%
EuroPacific Growth Fund® - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
EuroPacific Growth Fund® - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.22%
EuroPacific Growth Fund® - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.62%
EuroPacific Growth Fund® - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
EuroPacific Growth Fund® - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
EuroPacific Growth Fund® - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
EuroPacific Growth Fund® - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
EuroPacific Growth Fund® - Class A | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
EuroPacific Growth Fund® - Class A | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%